Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized under existing stock based compensation plans (in shares)	274,100,000
Additional shares considered authorized under previous stock based compensation plans (in shares)	66,200,000
Unused shares available for grant (in shares)	121,200,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of awards vested per year (as a percent)	25.00%
Vesting period	4 years
Contractual term	10 years
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 90	$ 94	$ 98
Options exercised (in dollars per share)	$ 86	$ 98	$ 101
Options canceled/expired (in dollars per share)	$ 75	$ 107	$ 108
Outstanding, ending balance (in dollars per share)	$ 94	$ 90	$ 94
Exercisable at end of period (in dollars per share)	$ 94	$ 90	$ 94
Number of Shares under Option
Outstanding, beginning balance (in shares)	20,662,322	39,197,728	73,210,457
Options exercised (in shares)	(9,080,170)	(18,144,309)	(33,078,316)
Options canceled/expired (in shares)	(192,431)	(391,097)	(934,413)
Outstanding, ending balance (in shares)	11,389,721	20,662,322	39,197,728
Exercisable at end of period (in shares)	11,389,721	20,662,322	39,197,728
Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	1 year
Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	5 years